Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2026
SIT-NPRT1-0726
1.912870.115
Common Stocks - 57.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (c)	18,155	1,347,101
AUSTRALIA - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	3,001,161	11,238,410
Interactive Media & Services - 0.0%
REA Group Ltd	5,245	561,707
TOTAL COMMUNICATION SERVICES		11,800,117
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Wesfarmers Ltd	105,484	6,036,408
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	387,351	13,948,267
TOTAL CONSUMER DISCRETIONARY		19,984,675
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	413,531	6,455,736
Woolworths Group Ltd	266,935	6,759,211
TOTAL CONSUMER STAPLES		13,214,947
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	2,660,112	14,932,373
Whitehaven Coal Ltd	1,895,280	11,919,534
Woodside Energy Group Ltd	104,372	2,283,183
TOTAL ENERGY		29,135,090
Financials - 0.6%
Banks - 0.4%
ANZ Group Holdings Ltd	1,928,093	48,817,885
Commonwealth Bank of Australia	220,077	26,102,920
National Australia Bank Ltd	409,400	10,988,566
Westpac Banking Corp	407,697	10,549,159
		96,458,530
Capital Markets - 0.1%
Macquarie Group Ltd	207,495	35,576,639
Financial Services - 0.0%
Challenger Ltd	643,727	4,099,334
Insurance - 0.1%
Insurance Australia Group Ltd	779,993	4,294,349
Medibank Pvt Ltd	1,619,170	5,586,136
QBE Insurance Group Ltd	525,853	8,556,943
Steadfast Group Ltd	254,072	745,066
Suncorp Group Ltd	1,592,328	19,891,163
		39,073,657
TOTAL FINANCIALS		175,208,160
Health Care - 0.1%
Biotechnology - 0.0%
CSL Ltd	69,196	4,805,743
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	738,870	10,345,531
TOTAL HEALTH CARE		15,151,274
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	1,188,455	14,154,128
Passenger Airlines - 0.0%
Qantas Airways Ltd	463,434	3,144,400
Trading Companies & Distributors - 0.0%
SGH Ltd	180,750	5,352,459
Transportation Infrastructure - 0.0%
Transurban Group unit	728,994	7,848,987
TOTAL INDUSTRIALS		30,499,974
Materials - 1.0%
Containers & Packaging - 0.0%
Orora Ltd	776,760	728,577
Metals & Mining - 1.0%
BHP Group Ltd	684,268	30,462,493
BHP Group Ltd (United Kingdom) (b)	118,149	5,231,578
Capricorn Metals Ltd	114,709	1,163,328
Evolution Mining Ltd	279,030	2,434,711
Glencore PLC	13,051,859	99,264,523
Iluka Resources Ltd	806,124	4,577,273
Lynas Rare Earths Ltd (c)	46,973	645,808
Northern Star Resources Ltd	1,821,966	24,632,411
Rio Tinto Ltd	374,965	50,028,416
Rio Tinto PLC	481,235	51,112,665
Vault Minerals Ltd	1,982,490	5,984,642
		275,537,848
TOTAL MATERIALS		276,266,425
Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	3,111,920	10,847,959
Industrial REITs - 0.0%
Goodman Group unit	166,426	3,788,323
Retail REITs - 0.0%
Scentre Group unit	2,937,541	8,086,500
TOTAL REAL ESTATE		22,722,782
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	239,429	1,734,663
TOTAL AUSTRALIA		595,718,107
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG (b)	12,967	932,438
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (f)(g)	202,774	36,447,053
Erste Group Bank AG	206,896	24,661,456
Erste Group Bank AG (Czech Republic)	3,426	411,686
		61,520,195
Insurance - 0.0%
UNIQA Insurance Group AG	85,501	1,711,339
Vienna Insurance Group AG Wiener Versicherung Gruppe (Czech Republic)	4,198	304,849
		2,016,188
TOTAL FINANCIALS		63,536,383
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	23,466	1,324,744
TOTAL AUSTRIA		65,793,565
BELGIUM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	186,949	1,456,623
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	4,502	900,044
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	854,247	68,397,564
Financials - 0.3%
Banks - 0.3%
KBC Group NV	640,620	85,145,625
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	253,253	74,350,745
Materials - 0.1%
Chemicals - 0.1%
Syensqo SA (b)	216,724	16,987,278
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	183,430	4,758,309
TOTAL BELGIUM		251,996,188
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (c)	653	1,107,259
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR (PN)	303,417	5,088,303
Financials - 0.1%
Banks - 0.1%
Banco Bradesco SA ADR	1,087,419	3,795,093
Itau Unibanco Holding SA ADR	389,089	3,066,021
NU Holdings Ltd/Cayman Islands Class A (c)	142,500	1,871,025
		8,732,139
Capital Markets - 0.0%
B3 SA - Brasil Bolsa Balcao	868,400	2,840,412
Banco BTG Pactual SA unit	322,900	3,440,520
		6,280,932
TOTAL FINANCIALS		15,013,071
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA	71,900	1,045,886
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp (United States) (c)	11,753	357,761
Wheaton Precious Metals Corp (b)	203,900	27,414,430
Wheaton Precious Metals Corp (United States) (b)	2,355	312,273
TOTAL MATERIALS		28,084,464
Utilities - 0.0%
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	440,584	2,441,114
TOTAL BRAZIL		52,780,097
CANADA - 0.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	11,778	1,322,478
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	18,040	1,019,211
Energy - 0.1%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	82,931	1,041,863
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	19,020	2,143,554
Canadian Natural Resources Ltd	282,358	12,841,437
Peyto Exploration & Development Corp (b)	66,256	1,193,295
		16,178,286
TOTAL ENERGY		17,220,149
Financials - 0.1%
Banks - 0.0%
National Bank of Canada	36,283	5,298,821
Toronto Dominion Bank	44,710	5,115,876
		10,414,697
Capital Markets - 0.0%
Brookfield Corp Class A	164,936	7,514,329
Insurance - 0.1%
Definity Financial Corp	192,295	9,212,697
Intact Financial Corp	24,069	4,728,952
		13,941,649
TOTAL FINANCIALS		31,870,675
Industrials - 0.1%
Aerospace & Defense - 0.0%
MDA Space Ltd (c)	33,831	1,508,671
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	378,311	7,537,956
RB Global Inc	33,046	3,515,654
		11,053,610
Construction & Engineering - 0.0%
WSP Global Inc	16,016	2,268,367
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	200,004	17,858,407
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	21,665	3,573,354
TOTAL INDUSTRIALS		36,262,409
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (c)	29,957	11,545,129
IT Services - 0.0%
Shopify Inc Class A (United States) (c)	61,772	7,332,954
Software - 0.0%
Constellation Software Inc/Canada	1,437	2,942,304
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	6,340	0
Descartes Systems Group Inc/The (c)	26,823	1,979,452
		4,921,756
TOTAL INFORMATION TECHNOLOGY		23,799,839
Materials - 0.5%
Chemicals - 0.0%
Methanex Corp (b)	63,831	3,776,199
Containers & Packaging - 0.0%
CCL Industries Inc Class B	77,600	5,011,790
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	114,236	21,003,548
Barrick Mining Corp	306,333	13,087,450
Barrick Mining Corp (United States) (b)	642,727	27,348,034
Franco-Nevada Corp	249,924	57,894,120
Hemlo Mining Corp (c)	288,266	1,338,195
K92 Mining Inc (c)	67,827	1,268,328
Lundin Gold Inc	38,900	2,597,284
Steppe Gold Ltd (b)(c)	92,601	81,273
		124,618,232
TOTAL MATERIALS		133,406,221
TOTAL CANADA		244,900,982
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	590,030	32,562,438
Lundin Mining Corp	263,632	7,874,635

TOTAL CHILE		40,437,073
CHINA - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	680,128	36,952,453
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
FAWER Automotive Parts Co Ltd A Shares (China)	650,908	440,592
Broadline Retail - 0.2%
Alibaba Group Holding Ltd	196,760	3,050,599
Prosus NV Class N	945,930	43,020,487
		46,071,086
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	916,838	2,169,381
TOTAL CONSUMER DISCRETIONARY		48,681,059
Financials - 0.1%
Banks - 0.1%
Agricultural Bank of China Ltd A Shares (China)	1,690,700	1,579,194
Agricultural Bank of China Ltd H Shares	198,000	145,780
BOC Hong Kong Holdings Ltd	3,762,000	23,012,962
		24,737,936
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,108,500	1,097,623
GF Securities Co Ltd A Shares (China)	1,230,128	3,434,268
Huatai Securities Co Ltd A Shares (China)	161,500	433,929
Orient Securities Co Ltd/China H Shares (f)(g)	226,000	164,087
		5,129,907
Insurance - 0.0%
China Pacific Insurance Group Co Ltd A Shares (China)	1,656,448	7,877,997
Ping An Insurance Group Co of China Ltd A Shares (China)	254,900	2,015,467
Ping An Insurance Group Co of China Ltd H Shares	252,000	1,930,103
		11,823,567
TOTAL FINANCIALS		41,691,410
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Biologics Cayman Inc (c)(f)(g)	786,000	3,343,827
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	3,125,000	1,989,786
TOTAL HEALTH CARE		5,333,613
Industrials - 0.2%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	186,222	11,669,408
Contemporary Amperex Technology Co Ltd H Shares	33,800	3,193,911
Goldwind Science & Technology Co Ltd A Shares (China)	1,091,700	3,778,698
GoodWe Technologies Co Ltd A Shares (China) (c)	50,936	1,056,924
		19,698,941
Machinery - 0.1%
Airtac International Group	24,158	1,076,628
China CSSC Holdings Ltd A Shares (China)	600,905	3,319,687
CIMC Enric Holdings Ltd	152,000	168,352
Haitian International Holdings Ltd	10,000	25,214
Yangzijiang Shipbuilding (Holdings) Ltd	5,023,740	14,328,238
		18,918,119
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	1,660,500	7,335,363
TOTAL INDUSTRIALS		45,952,423
Information Technology - 0.2%
Communications Equipment - 0.0%
Suzhou TFC Optical Communication Co Ltd A Shares (China)	116,800	7,857,729
Zhongji Innolight Co Ltd A Shares (China)	23,295	3,997,668
		11,855,397
Electronic Equipment, Instruments & Components - 0.2%
Aoshikang Technology Co Ltd A Shares (China)	42,000	324,641
Eoptolink Technology Inc Ltd A Shares (China) (c)	260,400	27,187,820
Jilin OLED Material Tech Co Ltd A Shares (China)	48,005	296,207
Jones Tech PLC A Shares (China)	15,700	130,310
Luxshare Precision Industry Co Ltd A Shares (China)	542,456	5,875,721
Ningbo Sunrise Elc Technology Co Ltd A Shares (China)	60,300	279,209
Quectel Wireless Solutions Co Ltd A Shares (China)	24,072	267,180
Raytron Technology Co Ltd A Shares (China)	137,528	2,597,610
VSTECS Holdings Ltd	134,000	164,830
		37,123,528
Semiconductors & Semiconductor Equipment - 0.0%
All Winner Technology Co Ltd A Shares (China)	3,868	19,802
Piotech Inc A Shares (China)	60,988	5,660,426
		5,680,228
Technology Hardware, Storage & Peripherals - 0.0%
Anker Innovations Technology Co Ltd A Shares (China)	133,662	2,483,501
Eastcompeace Technology Co Ltd A Shares (China)	276,800	666,815
		3,150,316
TOTAL INFORMATION TECHNOLOGY		57,809,469
Materials - 0.1%
Chemicals - 0.0%
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	756,385	1,347,044
Rongsheng Petrochemical Co Ltd A Shares (China) (c)	839,562	1,397,151
Zhejiang Runtu Co Ltd A Shares (China)	223,200	312,389
		3,056,584
Metals & Mining - 0.1%
Aluminum Corp of China Ltd A Shares (China)	1,467,000	2,475,986
CMOC Group Ltd A Shares (China)	967,200	2,645,908
Sansteel Minguang Co Ltd Fujian A Shares (China) (c)	6,400	2,950
Tianshan Aluminum Group Co Ltd A Shares (China)	859,800	1,897,183
Western Mining Co Ltd A Shares (China)	137,400	619,963
Yunnan Aluminium Co Ltd A Shares (China)	1,450,782	6,108,669
Zijin Mining Group Co Ltd A Shares (China)	1,043,500	4,694,497
		18,445,156
TOTAL MATERIALS		21,501,740
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	428,500	1,005,514
TOTAL CHINA		258,927,681
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC	8,897	557,510
Endeavour Mining PLC (United Kingdom)	19,247	1,190,762

TOTAL COTE D'IVOIRE		1,748,272
DENMARK - 0.7%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	42,607	5,727,700
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	225,871	11,893,235
Insurance - 0.0%
Tryg A/S	17,306	407,279
TOTAL FINANCIALS		12,300,514
Health Care - 0.4%
Biotechnology - 0.0%
Genmab A/S (c)	6,074	1,592,139
Genmab A/S ADR (c)	38,964	1,025,922
		2,618,061
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	168,073	10,317,879
Pharmaceuticals - 0.3%
ALK-Abello A/S Series B	27,062	1,131,851
Novo Nordisk A/S Series B	1,402,942	64,107,662
		65,239,513
TOTAL HEALTH CARE		78,175,453
Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	204,896	51,465,821
Building Products - 0.0%
ROCKWOOL A/S Series B	123,383	3,897,268
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	249,396	6,997,518
Machinery - 0.0%
FLSmidth & Co A/S	11,174	878,015
TOTAL INDUSTRIALS		63,238,622
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	375,793	21,832,855
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(f)(g)	192,714	4,936,835
TOTAL DENMARK		186,211,979
FINLAND - 0.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	40,831	1,341,128
Financials - 0.1%
Banks - 0.0%
Nordea Bank Abp	301,158	5,770,159
Insurance - 0.1%
Mandatum Holding Oy	588,482	3,912,511
Sampo Oyj A Shares	1,237,258	13,058,705
		16,971,216
TOTAL FINANCIALS		22,741,375
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	10,865	907,382
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	33,170	1,983,223
Metso Oyj	623,846	11,918,973
Wartsila OYJ Abp	213,585	8,694,481
TOTAL INDUSTRIALS		22,596,677
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	2,955,733	43,413,200
Nokia Oyj (Sweden)	40,691	595,396
Nokia Oyj ADR (b)	1,180,625	17,520,475
TOTAL INFORMATION TECHNOLOGY		61,529,071
Materials - 0.0%
Paper & Forest Products - 0.0%
Stora Enso Oyj R Shares	631,050	7,393,690
UPM-Kymmene Oyj	213,500	6,235,621
TOTAL MATERIALS		13,629,311
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	277,451	6,488,558
TOTAL FINLAND		129,233,502
FRANCE - 6.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Orange SA	3,883,294	81,221,488
Entertainment - 0.0%
Vivendi SE	792,032	2,170,991
Media - 0.1%
Canal+ SA	525,960	1,806,191
IPSOS SA	90,006	4,073,340
JCDecaux SE	425,492	9,350,176
Louis Hachette Group	1,058,798	2,088,355
Publicis Groupe SA	252,808	24,595,441
Publicis Groupe SA ADR	42,866	1,052,360
		42,965,863
TOTAL COMMUNICATION SERVICES		126,358,342
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	318,293	11,618,076
Valeo SE	208,222	3,222,887
		14,840,963
Automobiles - 0.0%
Renault SA	115,276	3,942,739
Hotels, Restaurants & Leisure - 0.1%
Accor SA	239,784	13,060,568
FDJ UNITED (b)	76,500	2,029,973
		15,090,541
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	2,561	4,785,815
Kering SA	291,260	85,781,793
LVMH Moet Hennessy Louis Vuitton SE	116,526	63,733,682
		154,301,290
TOTAL CONSUMER DISCRETIONARY		188,175,533
Consumer Staples - 0.3%
Beverages - 0.1%
Pernod Ricard SA	351,190	25,871,305
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,176,976	22,013,246
Food Products - 0.1%
Danone SA	349,446	24,845,618
Danone SA ADR	23,163	328,914
		25,174,532
Personal Care Products - 0.0%
L'Oreal SA	48,413	21,362,121
TOTAL CONSUMER STAPLES		94,421,204
Energy - 0.6%
Energy Equipment & Services - 0.0%
Vallourec SACA (c)	428,980	11,968,666
Oil, Gas & Consumable Fuels - 0.6%
Bollore SE	323,922	2,055,355
North Atlantic Energies	2,283	136,473
TotalEnergies SE	1,897,724	166,411,327
TotalEnergies SE (United States) (b)	41,385	3,613,738
		172,216,893
TOTAL ENERGY		184,185,559
Financials - 1.2%
Banks - 1.0%
BNP Paribas SA	1,149,173	123,872,551
BNP Paribas SA ADR	23,208	1,247,430
Credit Agricole SA	1,753,919	33,791,401
Societe Generale SA Series A	1,232,550	102,978,606
		261,889,988
Capital Markets - 0.0%
Amundi SA (f)(g)	122,310	11,976,507
Financial Services - 0.1%
Edenred SE	974,570	26,531,475
Eurazeo SE	9,608	521,115
Worldline SA/France (b)(c)(f)(g)	8,542,079	3,574,897
		30,627,487
Insurance - 0.1%
AXA SA	758,148	34,960,749
SCOR SE	139,629	5,012,931
		39,973,680
TOTAL FINANCIALS		344,467,662
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
BioMerieux	9,539	827,240
EssilorLuxottica SA	105,995	21,423,670
		22,250,910
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	10,724	2,227,759
TOTAL HEALTH CARE		24,478,669
Industrials - 2.2%
Aerospace & Defense - 1.0%
Airbus SE	365,823	76,393,794
Airbus SE (Spain)	521	109,397
Airbus SE ADR	399	20,776
Dassault Aviation SA	20,216	7,187,166
Safran SA	375,045	133,729,226
Safran SA ADR	53,308	4,741,747
Thales SA	77,538	21,754,271
		243,936,377
Building Products - 0.3%
Cie de Saint-Gobain SA	1,072,188	97,162,704
Construction & Engineering - 0.3%
Bouygues SA	452,965	26,659,954
Vinci SA	354,886	51,614,019
		78,273,973
Electrical Equipment - 0.3%
Legrand SA	546,199	94,065,824
Nexans SA	27,100	5,006,935
		99,072,759
Ground Transportation - 0.0%
Ayvens SA (f)(g)	814,550	11,002,055
Machinery - 0.2%
Alstom SA (c)	2,354,679	46,998,072
Manitou BF SA	11,772	297,273
		47,295,345
Professional Services - 0.0%
Bureau Veritas SA	352,552	10,691,633
Teleperformance SE (b)	25,249	1,856,555
		12,548,188
Trading Companies & Distributors - 0.1%
Rexel SA	472,013	20,265,965
TOTAL INDUSTRIALS		609,557,366
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France (b)	6,462	1,011,503
IT Services - 0.1%
Alten SA	117,111	8,878,888
Capgemini SE (c)	214,099	25,436,005
Sopra Steria Group	40,726	7,077,918
		41,392,811
Software - 0.1%
Dassault Systemes SE	1,057,702	23,199,796
Dassault Systemes SE ADR	13,417	294,235
		23,494,031
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	14,601	208,114
TOTAL INFORMATION TECHNOLOGY		66,106,459
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	501,996	103,704,201
Air Liquide SA ADR	6,078	251,325
Arkema SA	39,702	2,820,182
		106,775,708
Construction Materials - 0.0%
Vicat SACA	1,134	83,727
TOTAL MATERIALS		106,859,435
Real Estate - 0.1%
Office REITs - 0.0%
Gecina SA	94,839	8,125,054
Retail REITs - 0.1%
Klepierre SA	278,301	11,367,852
Unibail-Rodamco-Westfield unit	189,485	21,955,661
		33,323,513
TOTAL REAL ESTATE		41,448,567
Utilities - 0.3%
Gas Utilities - 0.0%
Rubis SCA	116,756	4,831,815
Multi-Utilities - 0.3%
Engie SA	1,617,332	49,893,151
Veolia Environnement SA	582,576	23,504,478
		73,397,629
TOTAL UTILITIES		78,229,444
TOTAL FRANCE		1,864,288,240
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (c)	75,897	4,297,951
GERMANY - 4.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	2,407,902	80,845,523
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	79,915	5,793,179
Interactive Media & Services - 0.0%
Scout24 SE (f)(g)	7,170	604,233
TOTAL COMMUNICATION SERVICES		87,242,935
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Aumovio SE	76,685	3,586,760
Continental AG	37,142	3,069,929
		6,656,689
Automobiles - 0.0%
Bayerische Motoren Werke AG	121,980	10,636,664
Mercedes-Benz Group AG	45,454	2,759,877
		13,396,541
Specialty Retail - 0.0%
Zalando SE (c)(f)(g)	425,874	11,569,061
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	88,636	17,120,538
TOTAL CONSUMER DISCRETIONARY		48,742,829
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Beiersdorf AG (b)	119,705	9,623,934
Financials - 0.9%
Banks - 0.0%
Commerzbank AG	47,900	2,070,563
Capital Markets - 0.3%
Deutsche Bank AG	844,831	27,453,547
Deutsche Boerse AG	244,421	70,420,565
flatexDEGIRO SE	24,706	974,594
		98,848,706
Insurance - 0.6%
Allianz SE	250,835	111,159,083
Hannover Rueck SE	20,700	5,611,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,209	19,015,915
Talanx AG	71,571	8,598,483
		144,384,658
TOTAL FINANCIALS		245,303,927
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (f)(g)	132,744	5,392,800
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	460,860	19,460,300
Pharmaceuticals - 0.1%
Bayer AG	291,318	12,388,815
Merck KGaA	110,889	16,887,742
		29,276,557
TOTAL HEALTH CARE		54,129,657
Industrials - 1.5%
Aerospace & Defense - 0.2%
Hensoldt AG	58,250	6,047,506
MTU Aero Engines AG	51,922	18,974,018
Rheinmetall AG	29,033	43,711,117
		68,732,641
Air Freight & Logistics - 0.1%
Deutsche Post AG	577,118	34,371,646
Electrical Equipment - 0.3%
Siemens Energy AG	462,223	88,008,709
Industrial Conglomerates - 0.7%
Siemens AG	597,553	187,356,943
Machinery - 0.1%
Daimler Truck Holding AG	270,400	13,293,881
Gea Group Ag	58,835	3,805,264
KION Group AG	83,147	4,252,690
Knorr-Bremse AG	21,494	2,599,821
Krones AG (c)	8,305	1,146,935
RENK Group AG	26,400	1,750,580
		26,849,171
Passenger Airlines - 0.1%
Deutsche Lufthansa AG (b)	1,910,317	18,993,405
Trading Companies & Distributors - 0.0%
Brenntag SE	68,538	4,519,962
TOTAL INDUSTRIALS		428,832,477
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.4%
AIXTRON SE	28,262	1,919,870
Infineon Technologies AG	1,080,339	102,432,965
		104,352,835
Software - 0.5%
Nemetschek SE	5,615	404,749
SAP SE	742,433	134,301,994
SAP SE ADR (b)	59,829	10,876,314
		145,583,057
TOTAL INFORMATION TECHNOLOGY		249,935,892
Materials - 0.3%
Chemicals - 0.1%
BASF SE	92,848	5,497,791
LANXESS AG	476,533	9,171,164
Symrise AG	295,249	27,138,499
		41,807,454
Construction Materials - 0.2%
Heidelberg Materials AG	219,194	48,497,788
Metals & Mining - 0.0%
Aurubis AG	36,563	9,220,299
TOTAL MATERIALS		99,525,541
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE (b)	121,905	7,927,092
LEG Immobilien SE rights (c)(e)	121,905	415,195
Vonovia SE	81,400	2,028,787
TOTAL REAL ESTATE		10,371,074
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	509,335	32,413,460
Multi-Utilities - 0.2%
E.ON SE	2,546,710	54,062,782
TOTAL UTILITIES		86,476,242
TOTAL GERMANY		1,320,184,508
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank SA	1,968,694	9,164,472
National Bank of Greece SA	688,823	11,911,045

TOTAL GREECE		21,075,517
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (b)	21,366	1,823,802
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	373,000	575,904
PCCW Ltd	465,000	337,614
TOTAL COMMUNICATION SERVICES		913,518
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	609,821	3,390,605
Household Durables - 0.0%
Man Wah Holdings Ltd	552,000	255,683
Specialty Retail - 0.0%
Emperor Watch & Jewellery Ltd	23,580,000	782,299
TOTAL CONSUMER DISCRETIONARY		4,428,587
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (f)(g)	840,500	970,604
Financials - 0.8%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	107	11,135
Hong Kong Exchanges & Clearing Ltd	1,108,405	56,595,119
Hong Kong Exchanges & Clearing Ltd ADR	21,314	1,088,932
		57,695,186
Insurance - 0.6%
AIA Group Ltd	10,608,004	111,333,350
AIA Group Ltd ADR	68,328	2,873,875
Prudential PLC (b)	3,708,021	52,756,087
Prudential PLC (Hong Kong)	7,500	108,525
Prudential PLC ADR (b)	16,630	478,279
		167,550,116
TOTAL FINANCIALS		225,245,302
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	132,500	533,253
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	33,500	348,811
Machinery - 0.1%
Techtronic Industries Co Ltd	1,075,000	15,953,056
Techtronic Industries Co Ltd ADR	50,318	3,743,659
		19,696,715
TOTAL INDUSTRIALS		20,578,779
Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	370,794
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	40,000	144,750
TOTAL INFORMATION TECHNOLOGY		515,544
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	2,897,800	17,504,607
Henderson Land Development Co Ltd	146,000	576,779
Hongkong Land Holdings Ltd (Singapore)	1,459,519	11,121,535
Hysan Development Co Ltd	18,000	42,836
Sun Hung Kai Properties Ltd	1,002,560	16,848,135
Wharf Real Estate Investment Co Ltd	278,000	852,776
		46,946,668
Retail REITs - 0.0%
Link REIT	638,800	3,291,447
TOTAL REAL ESTATE		50,238,115
Utilities - 0.0%
Electric Utilities - 0.0%
CLP Holdings Ltd	313,000	3,055,354
TOTAL HONG KONG		305,945,803
INDIA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	62,493	1,203,028
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Eicher Motors Ltd	27,887	2,106,568
Mahindra & Mahindra Ltd	53,049	1,700,516
TOTAL CONSUMER DISCRETIONARY		3,807,084
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	154,637	2,150,367
Reliance Industries Ltd GDR (f)	42,300	2,364,570
TOTAL ENERGY		4,514,937
Financials - 0.1%
Banks - 0.1%
AU Small Finance Bank Ltd (f)(g)	106,085	1,099,483
HDFC Bank Ltd/Gandhinagar	587,257	4,602,066
ICICI Bank Ltd	98,737	1,305,091
		7,006,640
Capital Markets - 0.0%
Multi Commodity Exchange of India Ltd	50,482	1,570,303
Consumer Finance - 0.0%
Bajaj Finance Ltd	188,061	1,797,773
TOTAL FINANCIALS		10,374,716
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	7,664	659,559
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	292,036	1,262,539
Hindustan Aeronautics Ltd (g)	24,131	1,093,095
		2,355,634
Electrical Equipment - 0.0%
GE Vernova T&D India Ltd	17,185	931,257
Hitachi Energy India Ltd	3,247	1,313,871
		2,245,128
TOTAL INDUSTRIALS		4,600,762
TOTAL INDIA		25,160,086
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Mandiri Persero Tbk PT	15,258,100	3,484,127
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	16,200	1,075,356
Jardine Matheson Holdings Ltd ADR	999	66,054
TOTAL INDUSTRIALS		1,141,410
TOTAL INDONESIA		4,625,537
IRELAND - 0.6%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	335,275
Consumer Staples - 0.0%
Food Products - 0.0%
Glanbia PLC	31,872	775,481
Kerry Group PLC Class A	109,134	9,349,737
TOTAL CONSUMER STAPLES		10,125,218
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	6,352,470	74,755,249
AIB Group PLC (United Kingdom)	16,482	194,884
AIB Group PLC ADR	4,580	107,401
Bank of Ireland Group PLC	1,791,306	36,428,328
TOTAL FINANCIALS		111,485,862
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	457,809	41,971,490
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	138,871	19,357,228
TOTAL INDUSTRIALS		61,328,718
TOTAL IRELAND		183,275,073
ISRAEL - 0.3%
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	197,569	5,080,246
Bank Leumi Le-Israel BM	500,625	12,697,178
Mizrahi Tefahot Bank Ltd	14,778	1,135,801
		18,913,225
Insurance - 0.0%
Harel Insurance Investments & Financial Services Ltd	23,062	1,464,124
Phoenix Financial Ltd	44,179	2,936,388
		4,400,512
TOTAL FINANCIALS		23,313,737
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	532,369	18,803,273
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,199	1,077,165
Elbit Systems Ltd (United States)	1,402	1,235,008
TOTAL INDUSTRIALS		2,312,173
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	22,668	2,411,917
IT Services - 0.0%
Wix.com Ltd (b)(c)	71,074	3,984,408
Semiconductors & Semiconductor Equipment - 0.0%
Tower Semiconductor Ltd (United States) (c)	33,484	8,546,121
Software - 0.1%
Check Point Software Technologies Ltd (c)	115,731	15,629,472
Nice Ltd (c)	4,188	371,491
		16,000,963
TOTAL INFORMATION TECHNOLOGY		30,943,409
TOTAL ISRAEL		75,372,592
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (c)	17,864,734	15,186,316
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (f)(g)	1,505,140	11,077,807
Automobiles - 0.0%
Ferrari NV (Italy)	19,940	6,865,766
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	38,533	1,142,499
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (b)	7,565	727,788
Moncler SpA	88,361	5,757,170
		6,484,958
TOTAL CONSUMER DISCRETIONARY		25,571,030
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	107,676	6,183,110
Davide Campari-Milano NV (b)	1,467,248	9,587,252
TOTAL CONSUMER STAPLES		15,770,362
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA (b)	486,364	2,337,255
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	537,737	14,068,840
TOTAL ENERGY		16,406,095
Financials - 1.4%
Banks - 1.1%
Banca Monte dei Paschi di Siena SpA	914,580	9,844,117
BPER Banca SPA	1,129,254	15,302,787
FinecoBank Banca Fineco SpA	1,276,482	31,207,105
Intesa Sanpaolo SpA	13,612,440	91,993,804
UniCredit SpA	1,763,780	152,230,070
		300,577,883
Capital Markets - 0.0%
Azimut Holding SpA	33,041	1,343,085
Financial Services - 0.0%
Banca Mediolanum SpA	21,549	497,919
Poste Italiane SpA	47,556	1,406,702
		1,904,621
Insurance - 0.3%
Generali (b)	1,958,063	88,181,797
Unipol Assicurazioni SpA	33,883	839,428
		89,021,225
TOTAL FINANCIALS		392,846,814
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	329,140	19,771,308
Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	38,493	2,444,502
Building Products - 0.0%
Carel Industries SpA (f)(g)	8,035	291,939
Electrical Equipment - 0.1%
Prysmian SpA	233,675	40,254,502
Machinery - 0.0%
Interpump Group SpA	37,700	1,577,761
Passenger Airlines - 0.2%
Ryanair Holdings PLC	344,229	10,048,037
Ryanair Holdings PLC ADR	476,019	28,932,435
Wizz Air Holdings Plc (b)(c)(f)(g)	395,300	5,509,828
		44,490,300
TOTAL INDUSTRIALS		89,059,004
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	2,570,954	28,849,149
Gas Utilities - 0.0%
Italgas SpA	192,360	2,258,271
TOTAL UTILITIES		31,107,420
TOTAL ITALY		605,718,349
JAPAN - 12.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
NTT Inc	3,403,800	3,193,541
Entertainment - 0.1%
Capcom Co Ltd	752,725	14,254,347
Konami Group Corp	66,250	7,874,376
Nexon Co Ltd	40,400	568,210
Nintendo Co Ltd	535,530	23,964,378
Toho Co Ltd/Tokyo (b)	216,700	1,672,209
		48,333,520
Interactive Media & Services - 0.0%
LY Corp	658,500	1,710,011
Media - 0.0%
Zenrin Co Ltd	161,200	907,897
Wireless Telecommunication Services - 0.5%
KDDI Corp	3,315,500	56,994,937
SoftBank Corp	9,993,200	13,501,465
SoftBank Group Corp	1,278,343	60,135,930
		130,632,332
TOTAL COMMUNICATION SERVICES		184,777,301
Consumer Discretionary - 1.8%
Automobile Components - 0.2%
Aisin Corp	62,300	944,093
Asti Corp	12,000	171,563
Denso Corp	526,800	6,267,560
FCC Co Ltd	14,400	314,645
JTEKT Corp	72,300	983,278
Koito Manufacturing Co Ltd	210,300	3,693,273
Niterra Co Ltd	131,400	8,386,532
Sumitomo Electric Industries Ltd	443,255	34,188,586
Sumitomo Rubber Industries Ltd	184,100	2,405,501
Toyoda Gosei Co Ltd	102,900	3,118,691
TPR Co Ltd	17,500	153,722
		60,627,444
Automobiles - 0.4%
Honda Motor Co Ltd	670,794	6,027,741
Isuzu Motors Ltd	992,155	14,576,327
Subaru Corp	57,200	868,088
Suzuki Motor Corp	1,809,431	22,408,111
Toyota Motor Corp	3,819,570	72,257,541
Toyota Motor Corp ADR	15,420	2,929,029
		119,066,837
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	320,500	6,834,006
Pan Pacific International Holdings Corp	2,155,090	11,840,303
Rakuten Group Inc (c)	1,012,800	4,739,521
Ryohin Keikaku Co Ltd	460,880	11,236,600
		34,650,430
Diversified Consumer Services - 0.0%
Global Kids Co Corp (b)	15,500	91,969
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	72,200	4,929,991
Oriental Land Co Ltd/Japan	104,000	1,495,588
Zensho Holdings Co Ltd	9,200	465,126
		6,890,705
Household Durables - 0.7%
Panasonic Holdings Corp	3,279,650	75,772,994
Sony Group Corp	3,496,424	75,418,537
Sony Group Corp ADR	215,953	4,658,106
Sumitomo Forestry Co Ltd	212,300	1,740,229
		157,589,866
Leisure Products - 0.0%
Bandai Namco Holdings Inc	72,400	1,651,668
GLOBERIDE Inc	81,800	1,344,629
Shimano Inc	106,900	11,063,996
		14,060,293
Specialty Retail - 0.3%
ABC-Mart Inc	6,800	112,376
Fast Retailing Co Ltd	138,630	71,843,133
Haruyama Holdings Inc (b)	49,500	210,724
Nitori Holdings Co Ltd (b)	456,100	7,490,365
Sanrio Co Ltd (b)	1,255,300	6,748,425
United Arrows Ltd	40,000	626,629
		87,031,652
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	1,064,300	32,363,701
Gunze Ltd	5,400	126,299
Seiko Group Corp	4,600	204,201
		32,694,201
TOTAL CONSUMER DISCRETIONARY		512,703,397
Consumer Staples - 0.6%
Beverages - 0.0%
Asahi Group Holdings Ltd (b)	841,580	8,050,401
Kirin Holdings Co Ltd	78,200	1,334,799
Suntory Beverage & Food Ltd	109,900	2,968,610
		12,353,810
Consumer Staples Distribution & Retail - 0.1%
Okuwa Co Ltd (b)	205,300	1,014,480
Seven & i Holdings Co Ltd	1,353,000	15,796,964
Sugi Holdings Co Ltd	134,300	2,321,042
Tsuruha Holdings Inc	678,510	8,399,099
		27,531,585
Food Products - 0.4%
Ajinomoto Co Inc	1,781,290	57,622,240
Ezaki Glico Co Ltd	126,700	4,329,271
Kikkoman Corp	87,300	763,563
Nisshin Seifun Group Inc	24,200	298,578
Nissin Foods Holdings Co Ltd (b)	296,000	4,973,447
Toyo Suisan Kaisha Ltd	245,000	17,167,614
		85,154,713
Household Products - 0.0%
Lion Corp	107,800	1,096,174
Unicharm Corp	2,088,000	12,431,115
		13,527,289
Personal Care Products - 0.1%
Kao Corp	191,300	7,326,249
Kose Holdings Corp (b)	27,600	971,498
Rohto Pharmaceutical Co Ltd	576,100	8,612,653
		16,910,400
Tobacco - 0.0%
Japan Tobacco Inc	112,472	4,332,629
TOTAL CONSUMER STAPLES		159,810,426
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	267,900	2,195,984
Idemitsu Kosan Co Ltd	80,500	706,867
Inpex Corp	2,122,140	48,021,804
Japan Petroleum Exploration Co Ltd	66,600	748,108
San-Ai Obbli Co Ltd	55,400	738,829
TOTAL ENERGY		52,411,592
Financials - 2.2%
Banks - 1.4%
Chiba Bank Ltd/The (b)	1,797,110	26,246,054
Fukuoka Financial Group Inc	124,400	5,120,814
Hachijuni Nagano Bank Ltd	300,900	4,389,798
Hokuhoku Financial Group Inc	79,100	3,206,414
Japan Post Bank Co Ltd	616,000	11,870,179
Keiyo Bank Ltd/The	191,700	3,106,632
Kyoto Financial Group Inc	202,100	5,607,509
Kyushu Financial Group Inc	352,700	3,060,505
Mitsubishi UFJ Financial Group Inc	4,796,628	90,147,201
Mizuho Financial Group Inc	2,146,436	96,473,687
Rakuten Bank Ltd (c)	11,700	341,820
Resona Holdings Inc	3,613,700	46,130,226
Sumitomo Mitsui Financial Group Inc	2,836,528	103,456,380
Sumitomo Mitsui Trust Group Inc	266,900	9,193,984
		408,351,203
Capital Markets - 0.1%
Japan Exchange Group Inc	440,500	5,381,263
Nomura Holdings Inc	1,187,400	9,569,417
SBI Holdings Inc	690,000	12,607,290
		27,557,970
Financial Services - 0.2%
GMO Payment Gateway Inc	75,976	4,178,406
ORIX Corp	1,284,860	50,108,426
Sony Financial Group Inc (b)	711,000	624,996
		54,911,828
Insurance - 0.5%
Daiichi Life Group Inc	579,100	5,948,624
Japan Post Holdings Co Ltd	1,533,600	19,913,257
Japan Post Insurance Co Ltd	108,900	977,443
MS&AD Insurance Group Holdings Inc	77,600	2,076,649
Sompo Holdings Inc	1,285,020	47,484,282
T&D Holdings Inc	407,000	10,717,722
Tokio Marine Holdings Inc	1,273,080	56,532,859
		143,650,836
TOTAL FINANCIALS		634,471,837
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	75,500	1,785,282
Hoya Corp	361,700	61,500,242
Olympus Corp	953,600	10,690,690
Terumo Corp	1,693,500	25,465,017
		99,441,231
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	47,200	1,566,270
Health Care Technology - 0.0%
M3 Inc (b)	1,360,285	12,138,476
Pharmaceuticals - 0.6%
Astellas Pharma Inc	811,900	11,564,604
Chugai Pharmaceutical Co Ltd	698,580	34,549,284
Daiichi Sankyo Co Ltd	1,324,907	22,298,908
Eisai Co Ltd	25,900	643,950
Kyowa Kirin Co Ltd	22,100	347,600
Nippon Shinyaku Co Ltd	19,300	509,084
Otsuka Holdings Co Ltd	252,517	18,574,305
Otsuka Holdings Co Ltd ADR	9,284	338,959
Shionogi & Co Ltd	438,100	8,239,713
Sumitomo Pharma Co Ltd (c)	349,600	3,562,621
Takeda Pharmaceutical Co Ltd	1,701,280	54,306,725
Takeda Pharmaceutical Co Ltd ADR	13,597	217,008
		155,152,761
TOTAL HEALTH CARE		268,298,738
Industrials - 2.8%
Building Products - 0.1%
AGC Inc	19,200	836,402
Daikin Industries Ltd	193,960	27,923,591
Sekisui Jushi Corp	88,600	1,183,818
		29,943,811
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	250,300	4,354,103
Japan Elevator Service Holdings Co Ltd	67,600	744,697
		5,098,800
Construction & Engineering - 0.1%
Kajima Corp	263,700	9,780,403
Obayashi Corp	309,500	6,306,015
Penta-Ocean Construction Co Ltd	43,000	480,178
Shimizu Corp	239,200	4,027,343
Taisei Corp	110,200	9,693,919
		30,287,858
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	98,700	9,568,505
Fujikura Ltd	779,400	23,226,528
Furukawa Electric Co Ltd	4,200	1,372,882
Hirakawa Hewtech Corp (b)	180,733	4,295,196
Idec Corp/Japan	10,800	234,966
Mitsubishi Electric Corp	1,286,237	52,289,493
SWCC Corp	10,100	941,098
		91,928,668
Ground Transportation - 0.0%
Central Japan Railway Co	324,300	7,093,275
East Japan Railway Co	94,100	2,004,264
Hankyu Hanshin Holdings Inc	23,600	693,930
Tokyu Corp	87,000	872,376
West Japan Railway Co	44,700	737,726
		11,401,571
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	37,180	8,532,502
Hitachi Ltd	4,672,790	151,256,033
Sekisui Chemical Co Ltd	81,900	1,178,118
		160,966,653
Machinery - 1.1%
Daifuku Co Ltd	294,800	13,532,683
Ebara Corp	726,670	25,839,149
FANUC Corp	834,136	40,982,497
Fuji Corp/Aichi	900	44,857
Hirata Corp	700	12,645
Hitachi Construction Machinery Co Ltd (b)	155,400	5,072,832
Hoshizaki Corp	251,520	8,319,514
IHI Corp	670,500	11,650,858
Kawasaki Heavy Industries Ltd	1,132,540	22,149,697
Komatsu Ltd	503,471	20,560,602
Kubota Corp	234,600	4,186,313
Kurita Water Industries Ltd	17,700	972,769
Makita Corp	83,900	2,915,283
MINEBEA MITSUMI Inc	119,900	3,434,426
MISUMI Group Inc	538,062	12,746,730
Mitsubishi Heavy Industries Ltd	1,592,250	37,638,827
NSK Ltd	24,900	195,273
Organo Corp	10,300	1,032,167
OSG Corp (b)	19,900	427,950
Rheon Automatic Machinery Co Ltd	304,100	2,778,172
Sansei Technologies Inc	2,800	48,206
SMC Corp	117,423	51,070,342
Sumitomo Heavy Industries Ltd	171,530	5,624,146
Tsubakimoto Chain Co	69,680	1,182,152
		272,418,090
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	287,094
Japan Airlines Co Ltd	72,500	1,240,321
		1,527,415
Professional Services - 0.1%
Densan Co Ltd (b)	79,800	1,156,928
Recruit Holdings Co Ltd	581,900	38,912,041
		40,068,969
Trading Companies & Distributors - 0.4%
ITOCHU Corp	2,735,300	33,069,008
Marubeni Corp	452,240	14,754,271
Mitani Sangyo Co Ltd	23,400	97,558
Mitsubishi Corp	400,072	12,650,440
Mitsui & Co Ltd	970,256	32,227,132
Ochi Holdings Co Ltd (b)	4,900	43,473
Sumitomo Corp	764,170	33,697,916
		126,539,798
TOTAL INDUSTRIALS		770,181,633
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.5%
Alps Alpine Co Ltd	25,900	353,052
Enplas Corp	2,800	212,200
Hirose Electric Co Ltd	21,790	3,861,632
Ibiden Co Ltd	149,860	21,641,792
Keyence Corp	122,318	61,525,727
Kyocera Corp	1,460,500	31,939,984
Murata Manufacturing Co Ltd	164,300	10,348,388
Nagano Keiki Co Ltd	22,400	462,022
Shimadzu Corp	390,500	9,255,879
TDK Corp	192,500	4,986,199
Yokogawa Electric Corp	110,300	3,463,475
		148,050,350
IT Services - 0.2%
Fujitsu Ltd	792,500	16,880,321
NEC Corp	970,155	24,993,226
Nomura Research Institute Ltd	422,113	13,522,066
Obic Co Ltd	123,300	3,106,689
Otsuka Corp	32,900	596,792
Suzuyo Shinwart Corp	14,100	261,080
TIS Inc	329,000	6,984,265
		66,344,439
Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp	514,860	84,177,301
Disco Corp	73,127	29,838,366
Kioxia Holdings Corp (c)	262,880	108,690,849
Lasertec Corp	159,300	40,278,093
Renesas Electronics Corp	4,114,960	114,551,062
Rohm Co Ltd	110,500	3,786,827
Rorze Corp	32,400	800,108
Shibaura Mechatronics Corp	31,100	1,011,509
SUMCO Corp	289,010	7,247,706
Tokyo Electron Ltd	287,727	96,496,312
Torex Semiconductor Ltd (b)	39,100	691,090
Ulvac Inc	41,500	2,476,476
		490,045,699
Software - 0.0%
Cybozu Inc (b)	40,600	647,245
Oracle Corp Japan	3,800	205,597
		852,842
Technology Hardware, Storage & Peripherals - 0.1%
Brother Industries Ltd	177,800	4,189,768
Canon Inc	285,600	7,595,371
FUJIFILM Holdings Corp	224,900	4,675,546
Riso Kagaku Corp	154,500	962,321
Seiko Epson Corp	417,100	7,666,846
		25,089,852
TOTAL INFORMATION TECHNOLOGY		730,383,182
Materials - 0.4%
Chemicals - 0.4%
Asahi Kasei Corp	1,368,670	15,356,879
Ishihara Chemical Co Ltd	48,300	811,849
Kuraray Co Ltd	434,410	4,474,615
Mitsubishi Chemical Group Corp	926,200	6,670,338
Nippon Paint Holdings Co Ltd	85,900	569,826
Nippon Sanso Holdings Corp	46,100	1,789,988
Nitto Denko Corp	636,700	11,931,644
NOF Corp	67,900	1,191,602
Shin-Etsu Chemical Co Ltd	1,419,752	68,918,599
Sumitomo Bakelite Co Ltd	40,400	1,750,290
Tokyo Ohka Kogyo Co Ltd	62,500	4,320,629
Toray Industries Inc	491,145	3,675,916
		121,462,175
Metals & Mining - 0.0%
JFE Holdings Inc	49,600	529,588
UACJ Corp	74,500	1,553,009
		2,082,597
TOTAL MATERIALS		123,544,772
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd (b)	734,560	7,836,106
Mitsubishi Estate Co Ltd	28,400	723,262
Mitsui Fudosan Co Ltd	1,083,100	10,367,827
Sumitomo Realty & Development Co Ltd	1,094,300	25,539,279
TOTAL REAL ESTATE		44,466,474
Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	66,200	1,215,804
Kansai Electric Power Co Inc/The	691,800	10,144,720
Okinawa Electric Power Co Inc/The	21,500	122,441
Tokyo Electric Power Co Holdings Inc (c)	453,600	1,608,313
		13,091,278
Gas Utilities - 0.0%
Osaka Gas Co Ltd	312,890	10,532,153
Tokyo Gas Co Ltd	32,400	1,297,912
		11,830,065
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	179,500	392,214
Electric Power Development Co Ltd	93,200	2,350,701
		2,742,915
TOTAL UTILITIES		27,664,258
TOTAL JAPAN		3,508,713,610
KOREA (SOUTH) - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	121,712	4,273,249
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	19,355	2,369,266
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	12,983	2,387,767
Financials - 0.1%
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	46,364	17,484,254
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	3,939	3,062,231
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	16,898	26,127,868
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	545,375	114,579,896
TOTAL INFORMATION TECHNOLOGY		140,707,764
TOTAL KOREA (SOUTH)		170,284,531
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (f)(g)	473,743	7,592,365
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	131,686	9,593,765
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	445,633	30,833,725
ArcelorMittal SA rights 5/29/2026 (c)(e)	445,633	66,288
TOTAL MATERIALS		30,900,013
TOTAL LUXEMBOURG		48,086,143
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	2,211,000	8,836,213
Galaxy Entertainment Group Ltd ADR (b)	3,612	72,132
Sands China Ltd	7,215,200	14,113,874

TOTAL MACAU		23,022,219
MEXICO - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Arca Continental SAB de CV	55,700	723,294
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	50,800	638,831
Grupo Aeroportuario del Pacifico SAB de CV Series B	57,296	1,349,432
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	2,610	773,604
TOTAL INDUSTRIALS		2,761,867
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	21,002	929,392
Grupo Mexico SAB de CV Series B	325,943	4,046,604
TOTAL MATERIALS		4,975,996
TOTAL MEXICO		8,461,157
NETHERLANDS - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,054,387	10,701,594
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken NV	422,844	33,021,927
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	302,254	12,751,700
Food Products - 0.0%
Magnum Ice Cream Co NV/The	694,099	11,250,161
TOTAL CONSUMER STAPLES		57,023,788
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (g)	187,178	7,449,229
ING Groep NV	2,761,238	85,530,555
		92,979,784
Capital Markets - 0.1%
Euronext NV (f)	133,952	21,811,329
Financial Services - 0.0%
Adyen NV (c)(f)(g)	6,758	7,402,494
EXOR NV	29,400	2,295,860
		9,698,354
Insurance - 0.1%
ASR Nederland NV	195,749	14,681,081
NN Group NV	271,425	22,693,180
		37,374,261
TOTAL FINANCIALS		161,863,728
Health Care - 0.4%
Biotechnology - 0.2%
Argenx SE (c)	46,821	39,139,256
Argenx SE ADR (c)	19,782	16,537,554
		55,676,810
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV (b)	1,864,120	49,492,332
TOTAL HEALTH CARE		105,169,142
Industrials - 0.0%
Professional Services - 0.0%
Arcadis NV	194,653	7,946,514
Wolters Kluwer NV	137,320	9,763,001
Wolters Kluwer NV rights (c)(e)	137,320	254,670
		17,964,185
Trading Companies & Distributors - 0.0%
IMCD NV	30,932	3,187,226
TOTAL INDUSTRIALS		21,151,411
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASM International NV	46,238	48,452,512
ASML Holding NV	295,461	477,740,980
ASML Holding NV (Italy)	578	931,176
ASML Holding NV depository receipt	9,416	15,185,748
BE Semiconductor Industries NV	70,553	23,404,135
		565,714,551
Software - 0.0%
Nebius Group NV Class A (c)	6,900	1,594,521
TOTAL INFORMATION TECHNOLOGY		567,309,072
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	35,511	2,695,113
TOTAL NETHERLANDS		925,913,848
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd (Australia)	31,293	701,071
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (c)	10,489	566,704
TOTAL NEW ZEALAND		1,267,775
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (f)(g)	90,406	429,290
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	59,648	974,732
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	1,135,859	40,857,486
DNO ASA A Shares	218,811	424,538
Equinor ASA	290,307	10,494,488
Equinor ASA (Germany)	1,319	47,616
Equinor ASA ADR (b)	157,593	5,671,772
TOTAL ENERGY		57,495,900
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	862,318	26,802,740
Insurance - 0.0%
Gjensidige Forsikring ASA	24,983	690,065
Storebrand ASA A Shares	131,888	2,508,974
		3,199,039
TOTAL FINANCIALS		30,001,779
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	43,086	1,547,498
Machinery - 0.0%
Kongsberg Maritime AS	22,941	144,695
TOTAL INDUSTRIALS		1,692,193
TOTAL NORWAY		90,164,604
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	3,375	1,156,376
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	342,640	4,188,447
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	630,454	13,354,166
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	217,526	4,728,116
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	711,402	806,877
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	1,732,085	8,822,667
TOTAL PORTUGAL		27,711,826
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(d)	3,670,010	1
Gazprom PJSC ADR (c)(d)	33,845	0
LUKOIL PJSC (c)(d)	35,755	0
Rosneft Oil Co PJSC (c)(d)	420,640	0
TOTAL ENERGY		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(d)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC (c)(d)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	6,217,275	21,142,389
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (c)	87,425	7,914,585
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,503,375	74,023,182
Oversea-Chinese Banking Corp Ltd	353,200	6,475,910
United Overseas Bank Ltd	837,700	24,679,741
		105,178,833
Capital Markets - 0.0%
Singapore Exchange Ltd	82,600	1,416,092
TOTAL FINANCIALS		106,594,925
Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	152,700	1,361,587
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (c)	1,811,051	6,411,121
Industrial Conglomerates - 0.0%
Keppel Ltd	139,900	1,179,490
TOTAL INDUSTRIALS		8,952,198
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	264,166	18,163,864
STMicroelectronics NV (Italy)	47,612	3,273,767
TOTAL INFORMATION TECHNOLOGY		21,437,631
TOTAL SINGAPORE		166,041,728
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	157,439	2,105,012
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	38,556	967,550
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	20,300	177,697
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	5,295	1,456,446
Financial Services - 0.0%
FirstRand Ltd	385,396	2,195,676
TOTAL FINANCIALS		3,652,122
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	988,435	52,898,454
Anglo American PLC (South Africa)	22,773	1,229,349
Gold Fields Ltd	72,236	2,848,799
Valterra Platinum Ltd (United Kingdom)	16,400	1,368,220
TOTAL MATERIALS		58,344,822
TOTAL SOUTH AFRICA		65,247,203
SPAIN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (f)(g)	555,088	18,574,736
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	241,295	15,392,681
Specialty Retail - 0.1%
Industria de Diseno Textil SA	540,501	33,310,682
TOTAL CONSUMER DISCRETIONARY		48,703,363
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	110,326	2,848,651
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	1,991,890	46,523,919
Banco de Sabadell SA (b)	2,827,989	9,565,842
Banco Santander SA	11,943,219	149,360,110
Banco Santander SA (United Kingdom)	16,163	204,389
Bankinter SA	1,070,803	18,066,563
CaixaBank SA	6,417,690	86,648,887
		310,369,710
Insurance - 0.0%
Mapfre SA	236,337	1,108,718
TOTAL FINANCIALS		311,478,428
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	27,459	297,220
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	28,195	4,087,810
Transportation Infrastructure - 0.0%
Aena SME SA (f)(g)	153,080	4,445,958
TOTAL INDUSTRIALS		8,533,768
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	112,535	7,466,116
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	3,280,548	74,474,467
TOTAL SPAIN		472,376,749
SWEDEN - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,864,012	9,995,260
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	40,047	5,139,736
Household Durables - 0.1%
Electrolux AB B Shares (b)(c)	2,254,548	7,105,668
Electrolux AB Class B rights 6/16/2026 (c)	4,391,698	5,874,243
		12,979,911
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	241,319	4,281,668
TOTAL CONSUMER DISCRETIONARY		22,401,315
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	262,900	7,391,758
Financials - 0.2%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	599,500	12,005,453
Swedbank AB A1 Shares	102,764	3,799,767
		15,805,220
Capital Markets - 0.0%
EQT AB (b)	278,270	9,629,189
Financial Services - 0.1%
Investor AB B Shares	604,870	24,943,329
TOTAL FINANCIALS		50,377,738
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	72,161	3,456,001
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,204,387
TOTAL HEALTH CARE		6,660,388
Industrials - 0.5%
Building Products - 0.2%
Assa Abloy AB B Shares	1,632,753	58,629,927
Machinery - 0.3%
Alfa Laval AB	27,536	1,549,014
Atlas Copco AB A Shares	1,293,572	24,734,790
Indutrade AB	534,810	11,208,125
Sandvik AB	565,230	22,988,045
Trelleborg AB B Shares	19,252	841,132
Volvo AB B Shares	731,891	25,767,137
		87,088,243
Trading Companies & Distributors - 0.0%
Beijer Ref AB B Shares	64,006	892,178
TOTAL INDUSTRIALS		146,610,348
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	891,521	11,625,615
Telefonaktiebolaget LM Ericsson Class B ADR (b)	2,082,062	27,191,730
		38,817,345
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	2,412,481	22,133,317
TOTAL INFORMATION TECHNOLOGY		60,950,662
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	210,455	13,124,519
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	867,117	9,560,441
TOTAL MATERIALS		22,684,960
TOTAL SWEDEN		327,072,429
SWITZERLAND - 2.0%
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Garrett Motion Inc	81,885	2,682,552
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	420,786	90,350,757
TOTAL CONSUMER DISCRETIONARY		93,033,309
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	305	3,635,930
Nestle SA	518,487	52,607,785
TOTAL CONSUMER STAPLES		56,243,715
Financials - 0.8%
Capital Markets - 0.6%
Julius Baer Group Ltd	217,884	17,824,187
UBS Group AG	2,849,506	135,219,656
UBS Group AG (United States) (b)	269,090	12,668,757
		165,712,600
Insurance - 0.2%
Swiss Life Holding AG	2,990	3,259,102
Zurich Insurance Group AG	81,914	58,170,332
		61,429,434
TOTAL FINANCIALS		227,142,034
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	7,464	1,985,173
Straumann Holding AG	664	80,241
		2,065,414
Life Sciences Tools & Services - 0.1%
Lonza Group AG	42,323	27,032,214
Pharmaceuticals - 0.3%
Galderma Group AG	210,186	44,465,152
Sandoz Group AG	346,231	29,098,397
		73,563,549
TOTAL HEALTH CARE		102,661,177
Industrials - 0.2%
Electrical Equipment - 0.2%
ABB Ltd	266,574	28,504,068
ABB Ltd (Sweden)	32,158	3,442,502
		31,946,570
Machinery - 0.0%
Schindler Holding AG participation certificate	23,689	8,012,166
VAT Group AG (f)(g)	5,821	4,555,079
		12,567,245
Professional Services - 0.0%
SGS SA	9,038	1,029,143
TOTAL INDUSTRIALS		45,542,958
Information Technology - 0.1%
Software - 0.0%
Temenos AG	5,332	461,439
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	111,146	13,513,235
Logitech International SA (United States) (b)	101,846	12,411,972
		25,925,207
TOTAL INFORMATION TECHNOLOGY		26,386,646
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	24,130	2,027,678
Givaudan SA	422	1,567,869
Sika AG	109,837	21,438,356
TOTAL MATERIALS		25,033,903
TOTAL SWITZERLAND		576,043,742
TAIWAN - 0.6%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	38,000	2,522,124
Information Technology - 0.6%
Communications Equipment - 0.0%
Accton Technology Corp	64,000	4,950,659
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	17,000	1,363,723
Hon Hai Precision Industry Co Ltd	625,000	5,749,825
Lotes Co Ltd	11,000	927,930
		8,041,478
Semiconductors & Semiconductor Equipment - 0.6%
ASE Technology Holding Co Ltd	312,000	5,944,076
King Yuan Electronics Co Ltd	136,000	1,422,168
Taiwan Semiconductor Manufacturing Co Ltd	862,071	63,686,893
Taiwan Semiconductor Manufacturing Co Ltd ADR	208,699	87,330,097
		158,383,234
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	38,000	3,223,722
TOTAL INFORMATION TECHNOLOGY		174,599,093
TOTAL TAIWAN		177,121,217
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	153,600	1,666,281
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	5,042	3,298,275
TOTAL THAILAND		4,964,556
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC	278,466	2,093,935
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Salik Co PJSC	917,835	1,336,858
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	392,198	832,851
Emaar Development PJSC	207,876	817,220
Emaar Properties PJSC	415,752	1,333,358
TOTAL REAL ESTATE		2,983,429
TOTAL UNITED ARAB EMIRATES		6,414,222
UNITED KINGDOM - 8.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	6,989,100	19,652,717
Zegona Communications plc	39,634	988,507
		20,641,224
Interactive Media & Services - 0.0%
Autotrader Group PLC (f)(g)	59,913	354,113
Media - 0.0%
Informa PLC	423,218	4,623,416
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,799,365	7,212,128
Vodafone Group PLC ADR	1,486,337	22,235,602
		29,447,730
TOTAL COMMUNICATION SERVICES		55,066,483
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	124,413	22,141,334
Distributors - 0.0%
Inchcape PLC	964,713	10,984,558
Diversified Consumer Services - 0.0%
Pearson PLC	473,700	7,041,278
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	1,556,676	50,078,268
Household Durables - 0.1%
Barratt Redrow PLC	1,962,984	6,915,976
Berkeley Group Holdings PLC (c)	213,125	9,822,030
Persimmon PLC	322,044	4,829,212
		21,567,218
Leisure Products - 0.0%
Games Workshop Group PLC	25,763	6,890,433
Specialty Retail - 0.1%
JD Sports Fashion PLC	472,700	536,387
Kingfisher PLC	1,761,886	6,821,604
WH Smith PLC	1,474,928	9,832,113
		17,190,104
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (c)	438,525	6,962,721
TOTAL CONSUMER DISCRETIONARY		142,855,914
Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	154,579	14,018,769
Diageo PLC	3,421,653	70,138,942
		84,157,711
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	949,579	3,789,079
Marks & Spencer Group PLC	1,743,891	8,327,989
Tesco PLC	6,797,003	39,399,094
		51,516,162
Food Products - 0.0%
Associated British Foods PLC	52,886	1,297,656
Cranswick PLC	74,390	5,499,938
		6,797,594
Household Products - 0.3%
Reckitt Benckiser Group PLC	1,191,298	73,314,065
Personal Care Products - 0.1%
Unilever PLC	747,533	42,124,651
Tobacco - 0.7%
British American Tobacco PLC	2,252,526	139,378,652
Imperial Brands PLC	1,009,025	36,588,935
Imperial Brands PLC ADR	7,694	282,139
		176,249,726
TOTAL CONSUMER STAPLES		434,159,909
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	142,610	11,532,776
Financials - 2.5%
Banks - 1.9%
Barclays PLC	16,288,417	99,506,949
HSBC Holdings PLC	6,097,037	114,491,631
Lloyds Banking Group PLC	72,645,317	99,366,781
Lloyds Banking Group PLC ADR	996,726	5,452,091
NatWest Group PLC	14,155,134	113,846,046
Shawbrook Group PLC (f)(g)	1,324,168	5,661,841
Standard Chartered PLC	2,631,008	70,457,767
		508,783,106
Capital Markets - 0.3%
3i Group PLC	376,696	11,440,191
AJ Bell PLC	218,151	1,783,269
Bridgepoint Group PLC (f)(g)	964,600	3,507,372
ICG PLC	133,168	3,348,228
London Stock Exchange Group PLC	435,923	52,964,328
Quilter PLC (f)(g)	401,539	1,049,060
St James's Place PLC	54,000	879,933
		74,972,381
Financial Services - 0.0%
M&G PLC	112,846	480,224
Paragon Banking Group PLC	151,344	1,562,242
Wise Group PLC (United Kingdom)	824,046	10,364,997
		12,407,463
Insurance - 0.3%
Admiral Group PLC	577,309	25,625,148
Aviva PLC	3,648,423	30,031,417
Beazley PLC	471,615	8,135,937
Hiscox Ltd	1,147,628	27,030,981
Legal & General Group PLC	2,310,420	8,444,455
		99,267,938
TOTAL FINANCIALS		695,430,888
Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (f)(g)	1,003,053	2,731,341
Smith & Nephew PLC	2,119,504	31,592,196
Smith & Nephew PLC ADR (b)	35,532	1,054,945
		35,378,482
Pharmaceuticals - 1.3%
Astrazeneca PLC	1,098,587	204,196,051
Astrazeneca PLC (Sweden)	61,658	11,435,956
Astrazeneca PLC (United States) (b)	244,602	45,415,253
GSK PLC	3,629,149	91,768,995
GSK PLC ADR	228,286	11,537,574
Hikma Pharmaceuticals PLC	275,874	5,483,628
		369,837,457
TOTAL HEALTH CARE		405,215,939
Industrials - 1.5%
Aerospace & Defense - 1.0%
Babcock International Group PLC	478,622	7,067,603
BAE Systems PLC	2,549,340	69,359,220
Melrose Industries PLC	2,998,345	19,006,260
Rolls-Royce Holdings PLC	9,135,744	164,368,762
		259,801,845
Construction & Engineering - 0.0%
Costain Group PLC	52,095	135,962
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,814,300	16,309,693
Smiths Group PLC	691,252	22,937,600
		39,247,293
Machinery - 0.1%
IMI PLC	480,069	17,985,879
Spirax Group PLC	112,926	10,592,194
Weir Group PLC/The	127,107	4,186,940
		32,765,013
Passenger Airlines - 0.0%
easyJet PLC	205,655	1,102,283
International Consolidated Airlines Group SA	67,386	388,084
International Consolidated Airlines Group SA (Spain)	52,284	302,420
		1,792,787
Professional Services - 0.2%
RELX PLC	882,423	28,797,032
RELX PLC (Netherlands)	965,970	31,998,491
RELX PLC rights 5/26/2026 (c)(e)	982,807	637,515
		61,433,038
Trading Companies & Distributors - 0.1%
Bunzl PLC	265,904	8,406,879
Diploma PLC	163,114	15,354,627
		23,761,506
TOTAL INDUSTRIALS		418,937,444
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	406,187	25,611,103
Software - 0.0%
Sage Group PLC/The	879,477	9,948,908
Sage Group PLC/The ADR (b)	1,754	80,298
		10,029,206
TOTAL INFORMATION TECHNOLOGY		35,640,309
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	190,310	7,793,794
Metals & Mining - 0.0%
Hill & Smith PLC	34,176	1,274,887
TOTAL MATERIALS		9,068,681
Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	1,919,162	18,675,853
Utilities - 0.5%
Electric Utilities - 0.2%
SSE PLC	2,116,261	66,432,770
Multi-Utilities - 0.3%
National Grid PLC (b)	4,628,577	74,519,157
TOTAL UTILITIES		140,951,927
TOTAL UNITED KINGDOM		2,367,536,123
UNITED STATES - 4.5%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (c)	64,907	32,302,916
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Ltd	1,292,208	36,259,357
Hilton Worldwide Holdings Inc	1,679	550,141
InterContinental Hotels Group PLC	164,286	25,324,687
TOTAL CONSUMER DISCRETIONARY		62,134,185
Consumer Staples - 0.0%
Tobacco - 0.0%
Philip Morris International Inc	57,881	10,266,931
Energy - 1.1%
Energy Equipment & Services - 0.1%
Tenaris SA	587,993	17,911,435
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	5,417,155	38,263,917
BP PLC ADR	822,930	34,456,079
Shell PLC	3,426,090	144,770,787
Shell PLC (Netherlands)	510,990	21,441,774
Shell PLC ADR (b)	546,361	45,959,887
Shell PLC rights (c)(e)	3,426,090	1,338,231
Shell PLC rights (c)(e)	510,990	199,595
		286,430,270
TOTAL ENERGY		304,341,705
Financials - 0.1%
Capital Markets - 0.0%
Moody's Corp	3,200	1,450,400
Financial Services - 0.0%
Mastercard Inc Class A	13,090	6,466,199
Visa Inc Class A	4,918	1,605,038
		8,071,237
Insurance - 0.1%
Aegon Ltd	128,566	1,090,509
Aon PLC	14,036	4,436,218
Willis Towers Watson PLC	71,531	17,859,145
		23,385,872
TOTAL FINANCIALS		32,907,509
Health Care - 1.7%
Health Care Equipment & Supplies - 0.0%
Alcon AG	216,904	14,477,866
Alcon AG (United States) (b)	24,777	1,642,467
		16,120,333
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	132,605	17,971,956
QIAGEN NV (Germany)	324,259	11,968,635
Waters Corp (c)	36,622	14,047,101
		43,987,692
Pharmaceuticals - 1.5%
Haleon PLC	8,467,310	38,225,028
Haleon PLC ADR	434,643	3,937,866
Novartis AG	515,484	77,534,028
Roche Holding AG	593,869	250,542,646
Roche Holding AG ADR	37,576	1,968,982
Sanofi SA	589,525	51,677,259
Sanofi SA ADR	33,634	1,468,796
		425,354,605
TOTAL HEALTH CARE		485,462,630
Industrials - 0.7%
Aerospace & Defense - 0.0%
HEICO Corp	5,792	2,016,659
Building Products - 0.0%
Trane Technologies PLC	3,311	1,494,254
Commercial Services & Supplies - 0.0%
Waste Connections Inc	83,248	12,423,344
Construction & Engineering - 0.0%
Ferrovial NV	185,543	12,703,699
Ferrovial NV rights (b)(c)(e)	185,851	120,918
		12,824,617
Electrical Equipment - 0.6%
Eaton Corp PLC	3,832	1,535,099
Schneider Electric SE	468,621	147,186,027
		148,721,126
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	281	680,601
Professional Services - 0.1%
Experian PLC	717,361	24,773,150
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	12,300	2,764,600
TOTAL INDUSTRIALS		205,698,351
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp Class A	12,816	1,906,507
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc	19,819	8,854,535
Software - 0.1%
Cadence Design Systems Inc (c)	13,591	5,095,674
Octave Intelligence PLC depository receipt	241,248	4,112,642
Palo Alto Networks Inc (c)	390	109,859
		9,318,175
TOTAL INFORMATION TECHNOLOGY		20,079,217
Materials - 0.5%
Chemicals - 0.1%
Linde PLC	37,387	18,607,136
Construction Materials - 0.3%
Amrize Ltd	48,390	2,610,599
CRH PLC	413,593	44,994,783
Holcim AG	422,786	41,614,438
James Hardie Industries PLC depository receipt (c)	135,357	3,105,428
		92,325,248
Containers & Packaging - 0.1%
Smurfit Westrock PLC	739,335	30,423,635
Metals & Mining - 0.0%
Constellium SE (c)	34,780	1,191,563
TOTAL MATERIALS		142,547,582
TOTAL UNITED STATES		1,295,741,026
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	150,584	4,635,538
TOTAL COMMON STOCKS (Cost $10,643,811,567)		16,513,456,365

International Equity Funds - 37.1%
	Shares	Value ($)
Artisan International Value Fund Investor Class	17,655,016	1,035,290,120
Brandes International Small Cap Equity Fund Class A	1,293,188	34,204,833
Fidelity Advisor International Discovery Fund - Class Z (h)	17,252,464	1,094,496,342
Fidelity Advisor International Growth Fund - Class Z (h)	12,319,508	299,364,052
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,123,920	46,283,021
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	3,060,265	72,252,858
Fidelity Advisor Japan Fund - Class Z (h)	15,737,535	386,985,986
Fidelity Diversified International Fund (h)	12,764,141	690,795,307
Fidelity Japan Smaller Companies Fund (h)	5,949,751	120,839,436
Fidelity SAI International Index Fund (h)	7,362,756	140,775,902
Fidelity SAI International Low Volatility Index Fund (h)	99,624,192	1,354,889,009
Fidelity SAI International Momentum Index Fund (h)	5,147,037	104,227,501
Fidelity SAI International Quality Index Fund (h)	18,508,279	275,773,361
Fidelity SAI International Small Cap Index Fund (h)	12,337,588	143,239,394
Fidelity SAI International Value Index Fund (h)	139,817,696	2,013,374,817
Fidelity SAI Japan Stock Index Fund (h)	36,962,866	506,391,264
iShares MSCI Australia ETF (b)	5,157,569	150,858,893
iShares MSCI Eurozone ETF (b)	13,894,645	955,673,684
iShares MSCI India ETF	68,204	3,311,986
JOHCM International Select Fund Investor Shares	4,427,184	131,620,185
Oakmark International Fund Investor Class	5,367,091	176,630,980
Oakmark International Small Cap Fund Investor Class	1,062,677	23,389,511
Oberweis International Opportunities Fund Investor Class	709,999	18,843,362
T. Rowe Price International Discovery Fund	683,034	56,145,409
Transamerica International Small Cap Value Class I	4,783,191	93,128,720
Victory Trivalent International Small-Cap Fund Class I	4,830,053	109,787,094
WCM Focused International Growth Fund Investor Class	14,761,322	403,574,556
WCM International Small Cap Growth Fund Institutional Class	122,636	3,512,301
WisdomTree Europe Hedged Equity ETF	419,228	23,690,574
WisdomTree Japan Hedged Equity Fund	465,136	79,780,127
WisdomTree Japan SmallCap Dividend ETF	384,316	41,152,557
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,900,749,218)		10,590,283,142

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares (Cost $4,749,907)	76,900	5,980,940

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (k)	3.64	1,130,000	1,128,863
US Treasury Bills 0% 6/18/2026 (k)	3.63 to 3.66	4,000,000	3,993,139
US Treasury Bills 0% 6/25/2026 (k)	3.61 to 3.65	4,730,000	4,718,555
US Treasury Bills 0% 6/4/2026 (k)	3.62 to 3.63	4,620,000	4,618,595
US Treasury Bills 0% 7/2/2026 (k)	3.62 to 3.65	8,030,000	8,005,003
US Treasury Bills 0% 8/13/2026 (k)	3.59 to 3.62	5,460,000	5,420,253
US Treasury Bills 0% 8/20/2026 (k)	3.60 to 3.62	6,420,000	6,368,723
US Treasury Bills 0% 8/6/2026 (k)	3.63	5,180,000	5,145,629
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,399,487)			39,398,760

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.67	31,294,718	31,300,977
Fidelity Securities Lending Cash Central Fund (l)(m)	3.67	306,961,395	306,992,091
State Street Institutional U.S. Government Money Market Fund Premier Class (n)	3.56	1,234,030,908	1,234,030,908
TOTAL MONEY MARKET FUNDS (Cost $1,572,323,976)			1,572,323,976

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $19,161,034,155)	28,721,443,183
NET OTHER ASSETS (LIABILITIES) - (0.6)% (i)	(168,299,208)
NET ASSETS - 100.0%	28,553,143,975

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	6,797	6/2026	1,057,375,305	60,285,116

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,440,564 or 0.7% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $172,806,989 or 0.6% of net assets.

(h)	Affiliated fund.
(i)	Includes $389,667 of cash collateral to cover margin requirements for futures contracts.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,456,047.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $57,908,193.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	47,256,254	110,861,425	126,816,702	289,740	-	-	31,300,977	31,294,718	0.0%
Fidelity Securities Lending Cash Central Fund	371,640,304	854,064,677	918,712,890	881,467	-	-	306,992,091	306,961,395	0.9%
Total	418,896,558	964,926,102	1,045,529,592	1,171,207	-	-	338,293,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Diversified International Fund	678,414,090	-	-	-	-	12,381,217	690,795,307	12,764,141
Fidelity International Discovery Fund Class Z	1,058,783,740	-	-	-	-	35,712,602	1,094,496,342	17,252,464
Fidelity International Growth Fund Class Z	303,552,685	-	-	-	-	(4,188,633)	299,364,052	12,319,508
Fidelity International Small Cap Fund Class Z	45,271,492	-	-	-	-	1,011,529	46,283,021	1,123,920
Fidelity International Small Cap Opportunities Fund Class Z	70,998,150	-	-	-	-	1,254,708	72,252,858	3,060,265
Fidelity Japan Fund Class Z	364,638,687	-	-	-	-	22,347,299	386,985,986	15,737,535
Fidelity Japan Smaller Companies Fund	117,269,586	-	-	-	-	3,569,850	120,839,436	5,949,751
Fidelity SAI International Index Fund	141,438,550	-	-	-	-	(662,648)	140,775,902	7,362,756
Fidelity SAI International Low Volatility Index Fund	1,430,603,395	-	-	-	-	(75,714,386)	1,354,889,009	99,624,192
Fidelity SAI International Momentum Index Fund	103,815,738	-	-	-	-	411,763	104,227,501	5,147,037
Fidelity SAI International Quality Index Fund	277,809,271	-	-	-	-	(2,035,910)	275,773,361	18,508,279
Fidelity SAI International Small Cap Index Fund	142,005,635	-	-	-	-	1,233,759	143,239,394	12,337,588
Fidelity SAI International Value Index Fund	1,996,596,694	-	-	-	-	16,778,123	2,013,374,817	139,817,696
Fidelity SAI Japan Stock Index Fund	502,325,349	-	-	-	-	4,065,915	506,391,264	36,962,866
	7,233,523,062	-	-	-	-	16,165,188	7,249,688,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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